Net finance costs (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Information About Finance Income and Costs
All figures in £ millions	Notes	2018	2017	2016
Interest payable on financial liabilities at amortised cost and associated derivatives		(42)	(99)	(74)
Net foreign exchange losses		(36)	—	(21)
Finance costs associated with transactions		(1)	(6)	—
Derivatives not in a hedge relationship		(7)	(5)	(2)
Derivatives in a hedge relationship		(5)	—	—

Finance costs		(91)	(110)	(97)

Interest receivable on financial assets at amortised cost		18	20	15
Net finance income in respect of retirement benefits	25	11	3	11
Net foreign exchange gains		—	44	1
Derivatives not in a hedge relationship		6	12	10
Derivatives in a hedge relationship		1	1	—

Finance income		36	80	37

Net finance costs		(55)	(30)	(60)